Personnel Costs - Schedule of Personnel Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Salaries	$ 36,697	$ 37,015	$ 35,661
Share based compensation (Refer Note 27)	22,268	21,561	17,918
Personnel Costs
Statement Line Items [Line Items]
Salaries	13,781	14,591	16,790
Social security and other employment charges	617	831	916
Salaries and other charges	14,398	15,422	17,706
Share based compensation (Refer Note 27)	22,268	21,561	17,918
Pension charges	31	32	37
Personnel costs	$ 36,697	$ 37,015	$ 35,661